Fair Value Measurements - Schedule of Sensitivity Analysis of Level 3 Financial Assets and Liabilities (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	$ 168	$ 217
Increase in fair value	133	177
Non trading financial assets at fair value through profit and loss [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	50	48
Increase in fair value	24	28
Non trading financial assets at fair value through profit and loss [member] | Securities [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	49	46
Increase in fair value	23	26
Non trading financial assets at fair value through profit and loss [member] | Loans [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	1	2
Increase in fair value	1	2
Derivatives [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	14	17
Increase in fair value	17	22
Derivatives [member] | Commodity contracts [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value		1
Increase in fair value		1
Derivatives [member] | Equity contracts [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	14	16
Increase in fair value	17	21
Financial Assets Available-for-sale, Category [Member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	18	72
Increase in fair value	9	51
Financial Assets Available-for-sale, Category [Member] | Asset-backed securities [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value		40
Increase in fair value		40
Financial Assets Available-for-sale, Category [Member] | Corporate and other debt [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	2	2
Increase in fair value	2	2
Financial Assets Available-for-sale, Category [Member] | Equity securities [member] | Common shares [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	6	4
Increase in fair value	3	2
Financial Assets Available-for-sale, Category [Member] | Equity securities [member] | Preferred shares [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	10	26
Increase in fair value	4	7
Trading deposits [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value, liabilities	23	18
Increase in fair value, liabilities	32	26
Derivatives [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value, liabilities	61	60
Increase in fair value, liabilities	49	48
Derivatives [member] | Interest rate contracts [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value, liabilities	20	15
Increase in fair value, liabilities	14	12
Derivatives [member] | Equity contracts [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value, liabilities	41	45
Increase in fair value, liabilities	35	36
Financial liabilities designated at fair value through profit or loss [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value, liabilities	2	2
Increase in fair value, liabilities	$ 2	$ 2